Intangible Assets (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about intangible assets [line items]
Depreciated balance	₪ 1,454	₪ 1,631	₪ 1,721
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	1,824	1,824	1,824
Carrying amount at end of year	1,824	1,824	1,824
Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	193	103	99
Additions	177	90	4
Carrying amount at end of year	370	193	103
Software [Member]
Disclosure of detailed information about intangible assets [line items]
Depreciated balance			1
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	104	104	104
Carrying amount at end of year	104	104	104
Software [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	104	103	99
Additions		1	4
Carrying amount at end of year	104	104	103
IPR&D [Member]
Disclosure of detailed information about intangible assets [line items]
Depreciated balance	1,454	1,631	1,720
IPR&D [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	1,720	1,720	1,720
Carrying amount at end of year	1,720	1,720	₪ 1,720
IPR&D [Member] | Accumulated depreciation [Member]
Disclosure of detailed information about intangible assets [line items]
Carrying amount at beginning of year	89
Additions	177	89
Carrying amount at end of year	₪ 266	₪ 89